Delaware Investment Advisers
                              One Commerce Square
                        Philadelphia, Pennsylvania 19103

                                 March 20, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

     Re:  Delaware Investments Tax-Exempt Trust, Series 14 (the "Trust")

Ladies/Gentlemen:

         Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Amendment No. 1 to the Registration Statement for the above referenced Trust, the most recent amendment, filed electronically with the Securities and Exchange Commission of March 19, 1998.

                                    Very truly yours,

                                    Delaware Investment Advisers

                                    By: Michael D. Mabry
                                        --------------------
                                    Assistant Vice President/Assistant Secretary